Property and Equiprmnet, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2019	2018

Office Equipment	$9	$17

Less—accumulated depreciation	(4)	(4)

	$5	$13